Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs	$ 575	$ 65	$ 299
Other expenses, net of deferrals	795	760	722
Federal income tax expense (benefit)	99	(427)	12
Net loss attributable to Nationwide Life Insurance Company	661	(366)	219
Originally Reported [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs		76	396
Other expenses, net of deferrals		620	592
Federal income tax expense (benefit)		(382)	24
Net loss attributable to Nationwide Life Insurance Company		(282)	240
Adjusted [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs		65	299
Other expenses, net of deferrals		760	722
Federal income tax expense (benefit)		(427)	12
Net loss attributable to Nationwide Life Insurance Company		(366)	219
Effect of change [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs, effect of change		11	97
Other expenses, net of deferrals, effect of change		(140)	(130)
Federal income tax (benefit) expense, effect of change		45	12
Net loss attributable to Nationwide Life Insurance Company, effect of change		$ (84)	$ (21)